Convertible preferred shares - Significant assumptions (Details) - Level 3	Oct. 03, 2025	Jul. 16, 2025	Mar. 10, 2025	Dec. 05, 2024	Nov. 25, 2024	Sep. 27, 2024	Sep. 13, 2024	Jan. 22, 2024	Dec. 21, 2023	Dec. 11, 2023
First Tranche preferred shares financing | Risk Free Rate
Significant assumptions
Measurement input										0.0498
First Tranche preferred shares financing | Risk Free Rate | Minimum
Significant assumptions
Measurement input									0.0469
First Tranche preferred shares financing | Risk Free Rate | Maximum
Significant assumptions
Measurement input									0.0481
First Tranche preferred shares financing | Volatility
Significant assumptions
Measurement input										1.0055
First Tranche preferred shares financing | Volatility | Minimum
Significant assumptions
Measurement input									0.96
First Tranche preferred shares financing | Volatility | Maximum
Significant assumptions
Measurement input									1.0381
First Tranche preferred shares financing | Expected bond yield
Significant assumptions
Measurement input										0.0783
First Tranche preferred shares financing | Expected bond yield | Minimum
Significant assumptions
Measurement input									0.0737
First Tranche preferred shares financing | Expected bond yield | Maximum
Significant assumptions
Measurement input									0.0748
Second Tranche of the preferred shares financing | Risk Free Rate
Significant assumptions
Measurement input								0.0477
Second Tranche of the preferred shares financing | Risk Free Rate | Minimum
Significant assumptions
Measurement input							0.0409
Second Tranche of the preferred shares financing | Risk Free Rate | Maximum
Significant assumptions
Measurement input							0.05
Second Tranche of the preferred shares financing | Volatility
Significant assumptions
Measurement input								0.9644
Second Tranche of the preferred shares financing | Volatility | Minimum
Significant assumptions
Measurement input							0.8326
Second Tranche of the preferred shares financing | Volatility | Maximum
Significant assumptions
Measurement input							1.10
Second Tranche of the preferred shares financing | Expected bond yield
Significant assumptions
Measurement input								0.0935
Second Tranche of the preferred shares financing | Expected bond yield | Minimum
Significant assumptions
Measurement input							0.0768
Second Tranche of the preferred shares financing | Expected bond yield | Maximum
Significant assumptions
Measurement input							0.1106
Third Tranche of preferred shares financing | Risk Free Rate
Significant assumptions
Measurement input						0.0393
Third Tranche of preferred shares financing | Risk Free Rate | Minimum
Significant assumptions
Measurement input	0.0403
Third Tranche of preferred shares financing | Risk Free Rate | Maximum
Significant assumptions
Measurement input	0.0437
Third Tranche of preferred shares financing | Volatility
Significant assumptions
Measurement input						1.0065
Third Tranche of preferred shares financing | Volatility | Minimum
Significant assumptions
Measurement input	0.76
Third Tranche of preferred shares financing | Volatility | Maximum
Significant assumptions
Measurement input	1.4635
Third Tranche of preferred shares financing | Expected bond yield
Significant assumptions
Measurement input						0.117
Third Tranche of preferred shares financing | Expected bond yield | Minimum
Significant assumptions
Measurement input	0.0862
Third Tranche of preferred shares financing | Expected bond yield | Maximum
Significant assumptions
Measurement input	0.1201
2024 Series A-1 Convertible Preferred Shares | Risk Free Rate
Significant assumptions
Measurement input					0.0444
2024 Series A-1 Convertible Preferred Shares | Risk Free Rate | Minimum
Significant assumptions
Measurement input				0.0433
2024 Series A-1 Convertible Preferred Shares | Risk Free Rate | Maximum
Significant assumptions
Measurement input				0.0446
2024 Series A-1 Convertible Preferred Shares | Volatility
Significant assumptions
Measurement input					1.0537
2024 Series A-1 Convertible Preferred Shares | Volatility | Minimum
Significant assumptions
Measurement input				1.0521
2024 Series A-1 Convertible Preferred Shares | Volatility | Maximum
Significant assumptions
Measurement input				1.0569
2024 Series A-1 Convertible Preferred Shares | Expected bond yield
Significant assumptions
Measurement input					0.1239
2024 Series A-1 Convertible Preferred Shares | Expected bond yield | Minimum
Significant assumptions
Measurement input				0.1228
2024 Series A-1 Convertible Preferred Shares | Expected bond yield | Maximum
Significant assumptions
Measurement input				0.1236
First Tranche of 2025 Series A1 Preferred Shares Financing | Risk Free Rate
Significant assumptions
Measurement input			0.0406
First Tranche of 2025 Series A1 Preferred Shares Financing | Risk Free Rate | Minimum
Significant assumptions
Measurement input		0.0381
First Tranche of 2025 Series A1 Preferred Shares Financing | Risk Free Rate | Maximum
Significant assumptions
Measurement input		0.0419
First Tranche of 2025 Series A1 Preferred Shares Financing | Volatility
Significant assumptions
Measurement input			0.9209
First Tranche of 2025 Series A1 Preferred Shares Financing | Volatility | Minimum
Significant assumptions
Measurement input		0.8596
First Tranche of 2025 Series A1 Preferred Shares Financing | Volatility | Maximum
Significant assumptions
Measurement input		0.9633
First Tranche of 2025 Series A1 Preferred Shares Financing | Expected bond yield
Significant assumptions
Measurement input			0.1176
First Tranche of 2025 Series A1 Preferred Shares Financing | Expected bond yield | Minimum
Significant assumptions
Measurement input		0.1063
First Tranche of 2025 Series A1 Preferred Shares Financing | Expected bond yield | Maximum
Significant assumptions
Measurement input		0.1174